Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Summary of Stock Option Activity

The following table summarizes the Company’s stock option activity under all stock option plans for the three years ended December 31, 2019 (options in thousands):

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)
Outstanding at December 31, 2016	3,394	$5.10
Granted	1,733	4.91
Exercised	(79)	1.32
Forfeited/cancelled/expired	(222)	6.09
Outstanding at December 31, 2017	4,826	5.05
Granted	943	5.08
Exercised	(211)	1.71
Forfeited/cancelled/expired	(173)	4.83
Outstanding at December 31, 2018	5,385	5.20
Granted	1,723	1.84
Exercised	—	0.00
Forfeited/cancelled/expired	(5,809)	4.51
Outstanding at December 31, 2019	1,299	$3.82	5.2
Exercisable at December 31, 2019	1,134	$4.29	4.5

Summary of RSU Activity

The following table summarizes the Company’s RSU activity under all equity plans for the three years ended December 31, 2019 (RSUs in thousands):

	Total RSUs	Weighted-Average Grant Date Fair Value per Share
Balance at December 31, 2018	—	$—
Granted	1,600	0.31
Forfeited	(147)	0.31
Balance at December 31, 2019	1,453	$0.31

Summary of Common Stock Reserved for Future Issuance

The following shares of common stock were reserved for future issuance at December 31, 2019 and 2018 (in thousands):

	December 31,
	2019	2018
Warrants to purchase common stock	13	13
Common stock options issued and outstanding	1,299	5,385
Common stock authorized for future option grants	3,951	844
RSUs outstanding	1,453	—
Common stock authorized for the ESPP	489	495
Total	7,205	6,737